Summary of Significant Accounting Policies - Estimated Useful Lives (Detail)	9 Months Ended
Sep. 30, 2013
Computer Equipment [Member]
Depreciation Amortization Impairment [Line Items]
Estimated Useful Lives	3 years
Software [Member]
Depreciation Amortization Impairment [Line Items]
Estimated Useful Lives	3 years
Furniture [Member]
Depreciation Amortization Impairment [Line Items]
Estimated Useful Lives	10 years
Laboratory and Office Equipment [Member]
Depreciation Amortization Impairment [Line Items]
Estimated Useful Lives	5 years
Leasehold Improvements [Member]
Depreciation Amortization Impairment [Line Items]
Leasehold improvements	Shorter of lease term or useful life